Supplemental Oil and gas Reserve Information (Unaudited)(Standardized Measure of Discounted Future Net Cash Flows) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future production revenue	$ 413,965,250	$ 246,535,000
Future production costs	(122,957,721)	(69,131,000)
Future development costs	(20,017,885)	(11,766,000)
Future cash flows before income tax	270,989,644	165,638,000
Future income taxes	(56,111,563)	(33,550,000)
Future net cash flows	214,878,081	132,088,000
10% annual discount for estimating of future cash flows	(133,430,425)	(83,215,000)
Standardized measure of discounted net cash flows	$ 81,447,656	$ 48,873,000